Net Loss per Share (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Net Loss per Share [Line Items]
Warrants, exercise price	$ 0.01	$ 0.01
Heliogen, Inc. [Member]
Net Loss per Share [Line Items]
Warrants, exercise price	$ 0.35	$ 0.35	$ 0.35	$ 0.35
Class A Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share	one	one
Class V Common Stock [Member]
Net Loss per Share [Line Items]
Vote per share	one	one